Pension Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pension Plan
11. PENSION PLAN
SMI Taiwan, the Company’s largest operating company, is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “New Act”), which became effective on July 1, 2005, and the pension mechanism under the New Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 (the “Old Act”) could choose to be subject to the pension mechanism under the New Act or continue to be subject to the pension mechanism under the Old Act. For those employees who were subject to the Old Act and still work for the Company after July 1, 2005 and have chosen to be subject to the Old Act, their seniority as of July 1, 2005 were maintained. The New Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than 6% of each employee’s monthly salary. According to the New Act, SMI Taiwan made monthly contributions and recognized pension costs of US$2,652 thousand, US$3,317 thousand and US$3,369 thousand for the years ended December 31, 2021, 2022 and 2023, respectively.
The Company provides a defined benefit plan to the employees of SMI Taiwan under the Old Act that offers benefits based on an employee’s length of service and average monthly salary for the six-month
period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension funds (the “Funds”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Before the end of each year, the Company assesses the balance in the Funds. If the amount of the balance in the Funds is inadequate to pay retirement benefit for employees who conform to retirement requirements in the next year, the Company is required to fund the difference in one appropriation that should be made before the end of March of the next year. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Old Act. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2022 and 2023, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Old Act, the rate of return on assets shall not be less than the average interest rate on a two-year
time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully available to the Company. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employees’ annual salaries. As the benefits obligation has been fully funded, the Company contribution will be nil for the year ending December 31, 2024, which had been approved by the government on February 6, 2024.

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The Company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2021	2022	2023
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,716	1,803	244
Service cost	35	13	19
Interest cost	20	14	8
Actuarial loss (gain)	142	(205)	(252)
Benefits paid	(110)	(1,236)	—
Settlement	—	(145)	—

Projected benefit obligation at end of year	1,803	244	19

Change in plan assets
Fair value of plan assets at beginning of year	1,551	1,639	552
Actual return on plan assets	48	120	37
Employer contributions	70	50	—
Benefits paid	(30)	(1,257)	—

Fair value of plan assets at end of year	1,639	552	589

Funded status recognized as an other (liability) asset	(164)	308	570

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Net loss	718	1,322	1,070

Total recognized in accumulated other comprehensive income	718	1,322	1,070

The accumulated benefit obligation for all defined benefit pension plans was US$1,085 thousand and US$162 thousand as of December 31, 2021 and 2022, respectively. The accumulated benefit obligation is approximately equal to the projected benefit obligation as of December 31, 2023.

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Service cost	35	13	19
Interest cost	20	14	8
Projected return o n p lan assets	(33)	(30)	(17)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	34	35	24
Curtailment or settlement loss	—	156	—

Net periodic benefit cost	56	188	34

Other changes in plan assets and benefit obligation recognized in other comprehensive loss (income):

	2021	2022	2023
	US$	US$	US$
Recognize the decrease in net gain (loss)	(36)	604	(252)

Total recognized in other comprehensive loss (income)	(36)	604	(252)

Expected benefit payments:

US$
2024	17
2025	5
2026	5
2027	5
2028	5
2029 and thereafter	101
The actuarial assumptions to determine the benefit obligations are as follows:

	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations:
Discount rate	0.75%	1.75%	1.41%
Rate of compensation increase	4.00%	4.50%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	0.75%	1.75%	1.41%
Expected long-term return on plan assets	2.00%	3.00%	3.00%
Rate of compensation increase	4.00%	4.50%	4.00%